PARENT COMPANY INFORMATION - Parent Company Income Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Administrative and general expenses	$ (575,000,000)	$ (545,000,000)	$ (239,000,000)
Operating (loss)/profit	(4,000,000)	(85,000,000)	213,000,000
Profit/(loss) before taxation	1,000,000	(95,000,000)	190,000,000
Tax benefit	1,000,000	42,000,000	15,000,000
Net income/(loss)	2,000,000	(53,000,000)	205,000,000
Parent Company
Condensed Income Statements, Captions [Line Items]
Administrative and general expenses	(31,000,000)	(23,000,000)	(17,000,000)
Other (loss)/income	0	(12,000,000)	12,000,000
Dividends from subsidiaries	83,000,000	152,000,000	109,000,000
Operating (loss)/profit	52,000,000	117,000,000	104,000,000
Interest (expense)/income	(1,000,000)	1,000,000	0
Profit/(loss) before taxation	51,000,000	118,000,000	104,000,000
Tax benefit	7,000,000	8,000,000	12,000,000
Net income/(loss)	$ 58,000,000	$ 126,000,000	$ 116,000,000